Commitments and Contingencies (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Annual Lease Commitments	The minimum annual lease commitments as of December 31, 2020 are as follows:
Year Ended December 31,
2021	$8,975
2022	8,323
2023	6,475
2024	2,941
2025	2,900
Thereafter	2,220
$31,834